Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 31,063	$ 17,338	$ 15,630
Deferred	(3,373)	911	471
Income tax expense	$ 27,690	$ 18,249	$ 16,101